CONSONLIDATED BALANCE SHEETS		Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Current assets:
Cash and cash equivalents (including amounts of the consolidated VIE of RMB1,207,617 and RMB998,945 as of June 30, 2024 and 2025, respectively)		$ 1,584,671	¥ 11,351,952	¥ 2,780,907
Short-term investment (including amounts of the consolidated VIE of nil and RMB198,660 as of June 30, 2024 and 2025, respectively)		120,119	860,484	0
Accounts receivable (including amounts of the consolidated VIE of RMB329,773 and RMB265,679 as of June 30, 2024 and 2025, respectively)		50,149	359,247	884,853
Amounts due from related parties (including amounts of the consolidated VIE of nil and RMB200,000 as of June 30, 2024 and 2025, respectively)		39,065	279,845	111,341
Deferred offering costs (including amounts of the consolidated VIE of RMB5,350,165 and nil as of June 30, 2024 and 2025, respectively)		0	0	5,350,165
Prepaid expenses and other current assets (including amounts of the consolidated VIE of RMB1,517,679 and RMB17,194,241 as of June 30, 2024 and 2025, respectively)		6,152,751	44,075,847	1,783,880
Total current assets		7,946,755	56,927,375	10,911,146
Non-current assets:
Property and equipment, net (including amounts of the consolidated VIE of RMB33,714,952 and RMB31,511,097 as of June 30, 2024 and 2025, respectively)		4,398,780	31,511,097	33,714,952
Right-of-use assets, net (including amounts of the consolidated VIE of RMB307,330 and RMB62,624 as of June 30, 2024 and 2025, respectively)		31,600	226,372	307,330
Other non-current assets		688,355	4,931,108	0
Total non-current assets		5,118,735	36,668,577	34,022,282
TOTAL ASSETS		13,065,490	93,595,952	44,933,428
Current liabilities:
Short-term borrowings (including amounts of the consolidated VIE of RMB10,000,000 and RMB30,000,000 as of June 30, 2024 and 2025, respectively)		4,187,839	30,000,000	10,000,000
Accounts payable (including amounts of the consolidated VIE of RMB903,083 and RMB42,038 as of June 30, 2024 and 2025, respectively)		5,868	42,038	411,219
Deferred revenue (including amounts of the consolidated VIE of RMB805,087 and RMB30,090 as of June 30, 2024 and 2025, respectively)		235,540	1,687,317	2,621,402
Income tax payable		0	2	97,344
Lease liabilities, current (including amounts of the consolidated VIE of RMB180,135 and RMB55,454 as of June 30, 2024 and 2025, respectively)		30,599	219,202	180,135
Accrued expenses and other current liabilities (including amounts of the consolidated VIE of RMB726,280 and RMB2,335,985 as of June 30, 2024 and 2025, respectively)		327,322	2,344,806	1,145,737
Total current liabilities		4,787,168	34,293,365	14,455,837
Non-current liabilities:
Long-term borrowings (including amounts of the consolidated VIE of RMB2,200,000 and RMB2,200,000 as of June 30, 2024 and 2025, respectively)		307,108	2,200,000	2,200,000
Lease liabilities, non-current (including amounts of the consolidated VIE of RMB55,454 and nil as of June 30, 2024 and 2025, respectively)		0	0	55,454
Other long-term liabilities (including amounts of the consolidated VIE of RMB414,400 and RMB280,000 as of June 30, 2024 and 2025, respectively)		39,087	280,000	414,400
Total non-current liabilities		346,195	2,480,000	2,669,854
TOTAL LIABILITIES		5,133,363	36,773,365	17,125,691
Commitments and Contingencies (Note 18)
SHAREHOLDERS' EQUITY
Ordinary Shares ($0.0001 par value per share; 500,000,000 and 500,000,000 shares authorized as of June 30, 2024 and 2025; 20,000,000 and 22,000,000 shares issued and outstanding as of June 30, 2024 and 2025, respectively*)	[1]	1,979	14,177	12,720
Additional paid-in capital		14,985,369	107,349,192	65,063,327
Share subscription receivable		(1,776)	(12,720)	(12,720)
Accumulated deficit		(6,946,479)	(49,761,797)	(37,278,750)
Accumulated other comprehensive income/(loss)		(106,966)	(766,265)	23,160
Total shareholders' equity		7,932,127	56,822,587	27,807,737
TOTAL LIABILITIES AND SHAREHOLDES' EQUITY		$ 13,065,490	¥ 93,595,952	¥ 44,933,428

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization. (Note 11).